Derivative instruments - Narrative (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Derivative [Line Items]
Period before AOCI is reclassified into earnings	5 years
Payments of derivative not designated as hedging instruments	$ 15,274	$ 3,296	$ 0
Collection of derivative instruments	331	30,880	$ 0
Brazil
Derivative [Line Items]
Payments of derivative not designated as hedging instruments	8,894	$ 2,581
Derivatives not designated as hedging instruments
Derivative [Line Items]
Payments of derivative not designated as hedging instruments	6,380
Collection of derivative instruments	$ 331